Short-Term Borrowings (Summary Of Short-Term Borrowings) (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Short-term Debt [Line Items]
Federal Home Loan Bank advances		$ 192,000
Securities sold under agreements to repurchase	303,045	203,543
Total short-term borrowings	$ 303,045	$ 395,543	$ 220,328